Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Detailed Information About Auditors Remuneration
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related
audit firms

		Consolidated
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	561,485	289,202	282,580

Other audit and assurance services in relation to regulatory filings overseas	—	—	—

Total remuneration of PricewaterhouseCoopers Australia	561,485	289,202	282,580